Pension and Postretirement Benefits - Schedule of Movements in Accumulated Postretirement Benefit Obligation (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Benefit obligation at beginning of year	$ 44,772	$ 40,534	$ 27,109
Service cost	2,106	1,956	1,178
Interest cost	2,300	2,132	1,837
Actuarial loss (gain)	2,516	2,044	12,001
Benefits paid	(2,189)	(1,894)	(1,591)
Benefit obligation at beginning of year	$ 49,504	$ 44,772	$ 40,534